NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Jul. 31, 2016 USD ($)
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Notes Payable, Amount			$ 1,617,881
Loans Payable [Member] | Unsecured Note 1 [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Due	Various dates in 1995, 1996 and 1997	Various dates in 1995, 1996 and 1997
Interest	8.00%	8.00%
Note Repayment Term	The Company has the right to repay the loans with restricted stock at $0.10 per share if alternative financings do not occur.	The Company has the right to repay the loans with restricted stock at $0.10 per share if alternative financings do not occur.
Loans Payable [Member] | Unsecured Note 2 [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest	12.00%	12.00%
Note Repayment Term	Accrued interest due semi-annually, January 5 and July 5 of each year.	Accrued interest due semi-annually, January 5 and July 5 of each year.
Due	Sep. 08, 2018	Sep. 08, 2018
Note Conversion	The note holder has the right to convert 20% of the then outstanding principal into common shares at $0.10 per share.	The note holder has the right to convert 20% of the then outstanding principal into common shares at $0.10 per share.
Note Conversion | $ / shares	$ 0.10	$ 0.10
Notes Payable, Amount	$ 50,000
Loans Payable [Member] | Unsecured Note 3 [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest	10.00%	10.00%
Stockholders	10	10
Loans Payable [Member] | Unsecured Note 4 [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest	12.00%	12.00%
Note Repayment Term	Accrued interest due semi-annually, January 5 and July 5 of each year.	Accrued interest due semi-annually, January 5 and July 5 of each year.
Due	Sep. 17, 2018	Sep. 17, 2018
Note Conversion	The note holder has the right to convert 20% of the then outstanding principal into common shares at $0.10 per share.	The note holder has the right to convert 20% of the then outstanding principal into common shares at $0.10 per share.
Note Conversion | $ / shares	$ 0.10	$ 0.10
Notes Payable, Amount	$ 25,000
Loans Payable [Member] | Unsecured Note 5 [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest	8.00%	8.00%
Due	Apr. 22, 1995	Apr. 22, 1995
Note Conversion	Each lender has the right to convert any portion of the principal and interest into common stock at a price per share equal to the price per share under a prior private placement transaction.	Each lender has the right to convert any portion of the principal and interest into common stock at a price per share equal to the price per share under a prior private placement transaction.
Note Default	These notes payable are in default.	These notes payable are in default.
Loans Payable [Member] | Unsecured Note 5 [Member] | Third Party Debt [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Notes Payable, Amount	$ 9,000	$ 9,000
Loans Payable [Member] | Unsecured Note 6 [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Due	April, July and November 2017	April, July and November 2017
Note Repayment Term	Nine monthly installments	Nine monthly installments
Loans Payable [Member] | Minimum [Member] | Unsecured Note 6 [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest	4.88%	4.88%
Loans Payable [Member] | Maximum [Member] | Unsecured Note 6 [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest	6.68%	6.68%
Loans Payable [Member] | Director [Member] | Unsecured Note 5 [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Notes Payable, Amount	$ 28,000	$ 28,000